January 5, 2001


       EDGAR Postmaster, BDM: Postmaster


            Re:  Seasons Series Trust
            File No. 333-08653


       Gentlemen:


            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced fund, dated December 29, 2000, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 12 to the Fund's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on December 14, 2000.

            Please provide a Notice of Acceptance for receipt of this filing.


                                     Very truly yours,



                                    /s/ Jeffrey H. Warnock
                                    Jeffrey H. Warnock
                                    Counsel